Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.90%
Aerospace & Defense–5.61%
General Dynamics Corp.	459,437	$87,251,681
Raytheon Technologies Corp.	1,441,116	127,841,400
Textron, Inc.	1,308,753	89,610,318
		304,703,399
Apparel Retail–1.54%
TJX Cos., Inc. (The)	1,240,385	83,775,603
Automobile Manufacturers–3.86%
General Motors Co.(b)	3,528,315	209,264,363
Building Products–2.45%
Johnson Controls International PLC	2,000,334	133,102,224
Cable & Satellite–2.55%
Charter Communications, Inc., Class A(b)	102,166	70,957,352
Comcast Corp., Class A	1,178,258	67,561,314
		138,518,666
Commodity Chemicals–1.06%
Dow, Inc.	839,744	57,455,284
Construction & Engineering–0.97%
Quanta Services, Inc.	553,959	52,819,991
Consumer Finance–1.45%
American Express Co.	489,995	78,462,899
Data Processing & Outsourced Services–0.89%
Fiserv, Inc.(b)	417,386	48,082,867
Diversified Banks–7.08%
Bank of America Corp.	4,607,235	195,300,692
Wells Fargo & Co.	4,042,253	188,854,060
		384,154,752
Electric Utilities–2.42%
Duke Energy Corp.	340,877	34,162,693
Exelon Corp.	1,023,074	46,161,099
FirstEnergy Corp.	1,347,602	51,087,592
		131,411,384
Electrical Components & Equipment–0.90%
Emerson Electric Co.	510,592	48,858,548
Electronic Components–0.97%
Corning, Inc.	1,202,319	52,457,178
Electronic Manufacturing Services–1.02%
TE Connectivity Ltd.	407,066	55,230,715
Fertilizers & Agricultural Chemicals–2.22%
Corteva, Inc.	1,893,278	86,144,149
Nutrien Ltd. (Canada)(c)	553,201	34,381,442
		120,525,591
Food Distributors–2.31%
Sysco Corp.	851,341	68,958,621
Shares		Value
Food Distributors–(continued)
US Foods Holding Corp.(b)	1,447,822	$56,378,189
		125,336,810
Gold–0.31%
Barrick Gold Corp. (Canada)	709,065	17,074,285
Health Care Distributors–1.22%
McKesson Corp.	344,434	66,265,657
Health Care Equipment–2.43%
Medtronic PLC	715,237	90,541,852
Zimmer Biomet Holdings, Inc.	245,604	41,342,521
		131,884,373
Health Care Facilities–0.72%
Universal Health Services, Inc., Class B	244,589	39,043,742
Health Care Services–2.70%
Cigna Corp.	327,583	84,794,859
CVS Health Corp.	714,502	61,761,553
		146,556,412
Health Care Supplies–0.62%
Alcon, Inc. (Switzerland)	485,343	33,841,361
Home Improvement Retail–1.06%
Kingfisher PLC (United Kingdom)(b)	11,224,202	57,323,780
Hotels, Resorts & Cruise Lines–1.46%
Booking Holdings, Inc.(b)	33,644	79,451,988
Human Resource & Employment Services–0.66%
Adecco Group AG (Switzerland)	516,978	35,837,874
Insurance Brokers–0.86%
Willis Towers Watson PLC	178,721	46,710,521
Integrated Oil & Gas–1.36%
Chevron Corp.	713,432	74,047,107
Investment Banking & Brokerage–6.35%
Charles Schwab Corp. (The)	997,883	73,693,659
Goldman Sachs Group, Inc. (The)	370,778	137,936,832
Morgan Stanley	1,461,411	132,915,330
		344,545,821
IT Consulting & Other Services–2.70%
Cognizant Technology Solutions Corp., Class A	2,045,526	146,377,841
Managed Health Care–1.31%
Anthem, Inc.	178,957	71,264,256
Movies & Entertainment–2.73%
Netflix, Inc.(b)	76,229	38,328,703
Walt Disney Co. (The)(b)	615,501	109,959,254
		148,287,957
Multi-line Insurance–2.44%
American International Group, Inc.	2,501,969	132,204,042

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Oil & Gas Exploration & Production–4.76%
Canadian Natural Resources Ltd. (Canada)	1,639,158	$56,784,704
ConocoPhillips	1,530,713	85,321,943
Devon Energy Corp.	2,202,930	58,509,821
Pioneer Natural Resources Co.	380,798	57,953,648
		258,570,116
Other Diversified Financial Services–1.01%
Voya Financial, Inc.	836,678	54,819,143
Pharmaceuticals–5.38%
Bristol-Myers Squibb Co.	1,183,937	77,808,340
GlaxoSmithKline PLC (United Kingdom)	2,248,413	42,958,553
Johnson & Johnson	252,030	42,656,078
Pfizer, Inc.	1,002,962	38,844,718
Sanofi (France)(c)	836,152	89,628,181
		291,895,870
Railroads–2.02%
CSX Corp.	1,093,763	109,507,552
Real Estate Services–2.59%
CBRE Group, Inc., Class A(b)	1,598,894	140,350,915
Regional Banks–6.31%
Citizens Financial Group, Inc.	2,568,854	128,185,815
PNC Financial Services Group, Inc. (The)	545,917	106,279,122
Truist Financial Corp.	1,749,439	108,080,341
		342,545,278
Semiconductors–5.21%
Intel Corp.	1,783,054	101,848,045
Micron Technology, Inc.(b)	543,458	45,726,556
NXP Semiconductors N.V. (China)	332,666	70,332,246
QUALCOMM, Inc.	482,519	64,918,106
		282,824,953
Specialty Chemicals–0.79%
Axalta Coating Systems Ltd.(b)	1,318,645	42,776,844
Shares		Value
Systems Software–1.62%
Oracle Corp.	1,114,219	$87,733,604
Tobacco–2.24%
Philip Morris International, Inc.	1,261,492	121,645,674
Wireless Telecommunication Services–0.74%
Vodafone Group PLC (United Kingdom)	22,168,625	40,430,345
Total Common Stocks & Other Equity Interests (Cost $3,261,995,656)		5,367,977,585
Money Market Funds–1.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	25,065,177	25,065,177
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	17,656,984	17,664,046
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	28,645,917	28,645,917
Total Money Market Funds (Cost $71,369,859)		71,375,140
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $3,333,365,515)		5,439,352,725
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.31%
Invesco Private Government Fund, 0.01%(d)(e)(f)	28,524,997	28,524,997
Invesco Private Prime Fund, 0.09%(d)(e)(f)	42,770,152	42,787,261
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $71,312,258)		71,312,258
TOTAL INVESTMENTS IN SECURITIES–101.53% (Cost $3,404,677,773)		5,510,664,983
OTHER ASSETS LESS LIABILITIES—(1.53)%		(83,247,646)
NET ASSETS–100.00%		$5,427,417,337
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,386,014	$407,522,846	$(417,843,683)	$-	$-	$25,065,177	$5,237
Invesco Liquid Assets Portfolio, Institutional Class	25,039,016	291,087,748	(298,459,773)	(11,477)	8,532	17,664,046	7,677
Invesco Treasury Portfolio, Institutional Class	40,441,159	465,740,396	(477,535,638)	-	-	28,645,917	2,759
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	132,048,195	(103,523,271)	-	73	28,524,997	468*
Invesco Private Prime Fund	-	137,018,131	(94,231,353)	-	483	42,787,261	4,891*
Total	$100,866,189	$1,433,417,316	$(1,391,593,718)	$(11,477)	$9,088	$142,687,398	$21,032

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/25/2021	State Street Bank & Trust Co.	CAD	50,268,878	USD	41,700,186	$53,823
06/25/2021	State Street Bank & Trust Co.	CHF	46,272,740	USD	51,711,785	201,154
06/25/2021	State Street Bank & Trust Co.	EUR	51,447,474	USD	63,058,377	117,936
06/25/2021	State Street Bank & Trust Co.	USD	1,974,123	GBP	1,396,355	9,738
Subtotal—Appreciation						382,651
Currency Risk
06/25/2021	State Street Bank & Trust Co.	CAD	934,321	USD	773,512	(547)
06/25/2021	State Street Bank & Trust Co.	CHF	796,046	USD	885,979	(177)
06/25/2021	State Street Bank & Trust Co.	EUR	3,700,931	USD	4,518,211	(9,479)
06/25/2021	State Street Bank & Trust Co.	GBP	76,131,542	USD	107,602,470	(560,845)
Subtotal—Depreciation						(571,048)
Total Forward Foreign Currency Contracts						$(188,397)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,067,957,491	$300,020,094	$—	$5,367,977,585
Money Market Funds	71,375,140	71,312,258	—	142,687,398
Total Investments in Securities	5,139,332,631	371,332,352	—	5,510,664,983
Other Investments - Assets*
Forward Foreign Currency Contracts	—	382,651	—	382,651
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(571,048)	—	(571,048)
Total Other Investments	—	(188,397)	—	(188,397)
Total Investments	$5,139,332,631	$371,143,955	$—	$5,510,476,586

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund